Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of accounts payable to related parties

The Company’s accounts payable to related parties are comprised as follows:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
San Raffaele Hospital	€265,616	€25,047
Carlo Russo	8,208	-
Richard Slansky	3,830	-
Total	€277,654	€25,047

Schedule of accrued expenses to related parties

The Company’s accrued expenses to related parties are comprised as follows:

	At June 30	At December 31
	2022	2021
(in Euros)	(Unaudited)
San Raffaele Hospital (OSR)	€172,359	€19,201
Executive bonus	-	25,000
XDG Biomed	-	34,438
Financial consultant	-	53,502
Total	€172,359	€132,141

Research and Development Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s research and development expenses are a combination of third-party expenses, and related party expenses, as detailed below:

	Six Months Ended June 30, 2022
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€298,265	€40,000	€338,265
Materials & supplies	837,098	-	837,098
Compensation (including share-based)	162,167	215,761	377,928
Travel & entertainment	65,938	-	65,938
Other	21,350	-	21,350
Total	€1,384,818	€255,761	€1,640,579

	Six Months Ended June 30, 2021
	Third Parties	Related Parties	Total
(in Euros)	(Unaudited)
Consultants & other third parties	€525,978	€1,541,526	€2,067,504
Materials & supplies	717,905	-	717,905
Compensation (including share-based)	221,900	179,480	401,380
Travel & entertainment	10,445	-	10,445
Other	2,000	-	2,000
Total	€1,478,228	€1,721,006	€3,199,234

General and Administrative Expense [Member]
Schedule of third party and general and administrative expenses

The Company’s general and administrative expenses are also a combination of third-party and related party expenses, as detailed below:

	Six Months Ended June 30,2022
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€522,012	€421,558	€943,570
Accounting, legal & other professional	376,642	-	376,642
Facility & insurance related	3,873	7,457	11,330
Consultants & other third parties	384,243	-	384,243
Other	794,248	3,525	797,773
Total	€2,081,018	€432,540	€2,513,558

	Six Months Ended June 30,2021
	Third Parties	Related Parties	Total
(In Euros)	(Unaudited)
Compensation (including share-based)	€258,514	€150,000	€408,514
Accounting, legal & other professional	181,354	-	181,354
Facility & insurance related	1,712	7,197	8,909
Consultants & other third parties	127,988	-	127,988
Other	115,471	-	115,471
Total	€685,039	€157,197	€842,236